Offerings	Aug. 01, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by ALT5 Sigma Corporation.There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) rights, (d) warrants, (e) debt securities, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock, preferred stock and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $2,000,000,000.The proposed max mum aggregate offering price for each class of securities to be registered is not specified pursuant to General Instruction II.D. of Form S-3.The registration fee of $306,200 is calculated in accordance with Rule 457(a) of the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by ALT5 Sigma Corporation.There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) rights, (d) warrants, (e) debt securities, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock, preferred stock and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $2,000,000,000.The proposed max mum aggregate offering price for each class of securities to be registered is not specified pursuant to General Instruction II.D. of Form S-3.The registration fee of $306,200 is calculated in accordance with Rule 457(a) of the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Rights
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by ALT5 Sigma Corporation.There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) rights, (d) warrants, (e) debt securities, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock, preferred stock and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $2,000,000,000.The proposed max mum aggregate offering price for each class of securities to be registered is not specified pursuant to General Instruction II.D. of Form S-3.The registration fee of $306,200 is calculated in accordance with Rule 457(a) of the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by ALT5 Sigma Corporation.There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) rights, (d) warrants, (e) debt securities, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock, preferred stock and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $2,000,000,000.The proposed max mum aggregate offering price for each class of securities to be registered is not specified pursuant to General Instruction II.D. of Form S-3.The registration fee of $306,200 is calculated in accordance with Rule 457(a) of the Securities Act.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by ALT5 Sigma Corporation.There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) rights, (d) warrants, (e) debt securities, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock, preferred stock and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $2,000,000,000.The proposed max mum aggregate offering price for each class of securities to be registered is not specified pursuant to General Instruction II.D. of Form S-3.The registration fee of $306,200 is calculated in accordance with Rule 457(a) of the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01531%
Amount of Registration Fee	$ 0
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by ALT5 Sigma Corporation.There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) rights, (d) warrants, (e) debt securities, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock, preferred stock and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $2,000,000,000.The proposed max mum aggregate offering price for each class of securities to be registered is not specified pursuant to General Instruction II.D. of Form S-3.The registration fee of $306,200 is calculated in accordance with Rule 457(a) of the Securities Act.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 2,000,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 306,200
Offering Note	Represents securities that may be offered and sold from time to time in one or more offerings by ALT5 Sigma Corporation.There is being registered hereunder an indeterminate number of shares of (a) common stock, (b) preferred stock, (c) rights, (d) warrants, (e) debt securities, and (f) units, consisting of some or all of these securities in any combination, as may be sold from time to time by the Registrant. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. There is also being registered hereunder an indeterminate number of shares of common stock, preferred stock and debt securities as shall be issuable upon conversion, exchange or exercise of any securities that provide for such issuance. Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, this registration statement also covers an indeterminate number of securities that may become issuable as a result of stock splits, stock dividends or similar transactions relating to the securities registered hereunder. In no event will the aggregate offering price of all types of securities issued by the Registrant pursuant to this registration statement exceed $2,000,000,000.The proposed max mum aggregate offering price for each class of securities to be registered is not specified pursuant to General Instruction II.D. of Form S-3.The registration fee of $306,200 is calculated in accordance with Rule 457(a) of the Securities Act.